Disclosure of Detailed Information About Classes of Share Capital (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Share capital, opening balance	$ 81
Share capital, ending balance	$ 81	$ 81
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	16,000,000,000	16,000,000,000	16,000,000,000	16,000,000,000
Number of shares issued and fully paid, opening balance	8,090,118,766	8,088,352,216	8,080,603,691
Number of shares issued during the year, upon exercise of stock options	3,070,100	1,766,550	7,748,525
Number of shares issued and fully paid, ending balance	8,093,188,866	8,090,118,766	8,088,352,216
Authorized capital	$ 160	$ 160	$ 160	$ 160
Share capital, opening balance	81	81	81
Equity issued during the year upon exercise of share options	0	0	0
Share capital, ending balance	$ 81	$ 81	$ 81